Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking And Thrift [Abstract]
2018	$ 10,000
2019	5,000
Total	$ 15,000	$ 17,500